Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities	12 Months Ended
Jun. 30, 2024
Global Engine Group Holding Limited (“GE Group”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● A BVI company ● Incorporated on September 7, 2021
Ownership
Principal activities	Investment holding
Global Engine Holdings Limited (“BVI Sub”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● A BVI company ● Incorporated on March 5, 2021
Ownership	100% owned by GE Group
Principal activities	Investment holding
Global Engine Limited (“GEL”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● A Hong Kong company ● Incorporated on May 3, 2018
Ownership	100% owned by BVI Sub
Principal activities	integrated solutions provider in ICT, system integration and other technical consultation services